Common Stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Common Stock
11.	COMMON STOCK
Under the Third Restatement, the Company is authorized to issue 79,000,000 shares of common stock with $0.0001 par value. The holders of common stock are entitled to one vote for each share held.